leases (Tables)	12 Months Ended
Dec. 31, 2019
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

Years ended December 31 (millions)	2019	2018
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$18	$18
Lease payments	$400	$280